Cover	Jul. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2021
Entity File Number	0-54520
Entity Registrant Name	XT ENERGY GROUP, INC.
Entity Central Index Key	0001472468
Entity Tax Identification Number	98-0632932
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 1
Entity Address, Address Line Two	Fuqiao Village
Entity Address, Address Line Three	Hengguoqiao Town
Entity Address, City or Town	Xianning
Entity Address, Country	CN
Entity Address, Postal Zip Code	437012
City Area Code	626
Local Phone Number	991-9603
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false